Debt - Schedule of Future Principal Payments of Debt (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
2014	$ 9,910
2015	16,920
2016	3,750
2017	3,750
2018	313
Long-term Debt, Gross	$ 34,643	$ 20,499